Employee Benefits - Actuarial Assumptions (Details)	Dec. 31, 2022	Dec. 31, 2021
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.18%	2.65%
Rate of increase in compensation levels	4.50%	4.50%
Interest rate credit for determining projected cash balance	3.55%	3.50%
Pension Plan | BEP
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.07%	2.32%
Rate of increase in compensation levels	4.50%	4.50%
Interest rate credit for determining projected cash balance	3.55%	3.50%
Pension Plan | ODRCP
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.13%	2.32%
Rate of increase in compensation levels	0.00%	0.00%
Interest rate credit for determining projected cash balance	0.00%	0.00%
Supplemental Employee Retirement Plan | DB SERP
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.18%	2.68%
Rate of increase in compensation levels	0.00%	0.00%
Interest rate credit for determining projected cash balance	0.00%	0.00%